Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	As of December 31, 2023 and 2022, inventories consisted of the following:
	December 31, 2023	December 31, 2022
Raw materials	$26,413	$27,069
Work in process	-	-
Finished goods	-	43,707
Total	26,413	70,776
Inventory write-down	(26,413)	(69,789)
Translation adjustments	-	-
Inventories, net	$-	$987